INTANGIBLE ASSETS (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets			$ 278,373	$ 267,804
Software Development Costs
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross					$ 533,569	$ 412,813
Amortization of Intangible Assets	$ 45,759	$ 43,125	91,518	86,250	172,436	66,123
Finite-lived Intangible Assets Acquired					233,442	388,125
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	3,696,041		3,696,041		3,655,070	3,611,380
Amortization of Intangible Assets	$ 94,076	$ 90,736	186,855	181,555	361,133	346,690
Finite-lived Intangible Assets Acquired			$ 40,972	$ 29,650	$ 43,689	$ 48,037